9. Trade receivables (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Trade Receivables [Line Items]
Trade receivables	R$ 1,229,530	R$ 853,328
Overdue [Member]
Disclosure of Trade Receivables [Line Items]
Trade receivables	81,867	54,331
Overdue 181 to 360 days [Member]
Disclosure of Trade Receivables [Line Items]
Trade receivables	421	9,863
Overdue 91 to 180 days [Member]
Disclosure of Trade Receivables [Line Items]
Trade receivables	3,009	11,173
Overdue 61 to 90 days [Member]
Disclosure of Trade Receivables [Line Items]
Trade receivables	3,986	2,672
Overdue 31 to 60 days [Member]
Disclosure of Trade Receivables [Line Items]
Trade receivables	23,290	4,726
Overdue Until 30 days [Member]
Disclosure of Trade Receivables [Line Items]
Trade receivables	47,959	13,167
Current [Member]
Disclosure of Trade Receivables [Line Items]
Trade receivables	1,147,663	798,997
Current Above 360 days [Member]
Disclosure of Trade Receivables [Line Items]
Trade receivables	1,499	268
Current 181 to 360 days [Member]
Disclosure of Trade Receivables [Line Items]
Trade receivables	76,902	36,801
Current 91 to 180 days [Member]
Disclosure of Trade Receivables [Line Items]
Trade receivables	187,883	83,128
Current 61 to 90 days [Member]
Disclosure of Trade Receivables [Line Items]
Trade receivables	100,478	49,696
Current 31 to 60 days [Member]
Disclosure of Trade Receivables [Line Items]
Trade receivables	213,334	101,226
Current Until 30 days [Member]
Disclosure of Trade Receivables [Line Items]
Trade receivables	567,567	527,878
Overdue above 360 days [Member]
Disclosure of Trade Receivables [Line Items]
Trade receivables	R$ 3,202	R$ 12,730